Non-cash operating items (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Accounts receivable	$50,264	$40,396	$56,946	$11,721
Fuel and natural gas in storage	(7,951)	(9,420)	3,059	10,061
Supplies and consumables inventory	(13,164)	(2,944)	(20,958)	(4,921)
Income taxes recoverable	(1,270)	7,623	(1,889)	6,801
Prepaid expenses	3,104	1,138	(7,344)	(5,468)
Accounts payable	7,833	18,429	(63,337)	(10,108)
Accrued liabilities	(4,472)	(44,475)	(40,039)	(54,969)
Current income tax liability	(2,379)	(5,657)	1,716	694
Asset retirements and environmental obligations	(127)	(322)	(699)	(1,422)
Net regulatory assets and liabilities	20,731	2,007	15,916	8,124
	$52,569	$6,775	$(56,629)	$(39,487)